Deferred Acquisition Costs and Other Actuarial Balances - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Acquisition Costs
Amortization of deferred acquisition costs			$ 388.7	$ 385.7	$ 372.2
Long-duration and short-duration insurance
Deferred Acquisition Costs
Amortization of deferred acquisition costs	$ 192.9	$ 194.9	$ 388.7	$ 385.7	$ 372.2